Acquisitions (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Acquisitions [Abstract]
Schedule Of Estimated Fair Values At The Acquisition Date

Amount
As of July 23, 2010
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

As of July 23, 2010	Amount
Current assets	$8.5
Property and equipment, net	8.7
Capitalized curriculum development costs, net	3.9
Intangible assets, net	21.9
Goodwill	34.5
Other noncurrent assets	0.1
Current liabilities	(5.5)
Deferred tax liability	(5.7)
Deferred revenue	(2.1)
Other noncurrent liabilities	(1.2)

Fair value of total consideration transferred	$63.1

Schedule Of Unaudited Pro Forma Combined Results Of Operations

Pro forma Results of Operations	Three months ended September 30, 2010
Revenues	$136,193
Net Income	$568

	Year ended June 30,
Pro forma Results of Operations (unaudited, in thousands)	2011	2010
Revenues	$523,755	$421,119
Net Income	$10,839	$18,082